Income Taxes (Details Narrative) - Sonnet BioTherapeutics Holdings, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Aug. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Tax credit carryforwards					$ 3,129,222	$ 3,106,675
Increase (decrease) in valuation allowance					(600,000)	5,800,000
Other income			$ 720,102	$ 4,327,946	4,327,946
Excise tax							1.00%
Minimum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Corporate alternative tax							15.00%
New Jersey Division of Taxation [Member]
Effective Income Tax Rate Reconciliation [Line Items]
State of net operating losses					49,400,000	$ 0
Sale of unused research and development tax credits					300,000
Other income					4,400,000
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses					107,500,000
Tax credit carryforwards					2,600,000
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses					24,400,000
Tax credit carryforwards					500,000
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses					$ 16,000,000.0